MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule Of Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Marketable securities		$ 373,647	$ 374,589
Government bonds [Member]
Marketable Securities [Line Items]
Marketable securities	[1]	353,414	339,684
Municipal bonds [Member]
Marketable Securities [Line Items]
Marketable securities		2,319	2,551
Corporate debt securities [Member]
Marketable Securities [Line Items]
Marketable securities		13,234	21,252
Commercial Paper [Member]
Marketable Securities [Line Items]
Marketable securities		0	4,195
Certificates of deposit [Member]
Marketable Securities [Line Items]
Marketable securities		$ 4,680	$ 6,907

[1]	As of December 31, 2023 and 2022, consists of $0 and $1,502 non-U.S. government bonds, respectively.